SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)			0 Months Ended								0 Months Ended
	Oct. 27, 2013	Oct. 28, 2012	Feb. 01, 2011 After stock split	Nov. 22, 2010 Common stock	Oct. 27, 2013 Common stock	Oct. 28, 2012 Common stock	Feb. 01, 2011 Common stock Before stock split	Feb. 01, 2011 Common stock After stock split	Oct. 27, 2013 Common stock, nonvoting	Oct. 28, 2012 Common stock, nonvoting	Feb. 01, 2011 Common stock, nonvoting After stock split
Authorized stock split ratio				2
Common stock, par value (in dollars per share)					$ 0.0293	$ 0.0293	$ 0.0586	$ 0.0293	$ 0.01	$ 0.01
Common stock, number of shares authorized					800,000,000	800,000,000	400,000,000	800,000,000	400,000,000	400,000,000	400,000,000
Preferred stock, number of shares authorized, after stock split	160,000,000	160,000,000	160,000,000
Change in par value of shares of common stock (in dollars per share)											$ 0
Change in par value of shares of preferred stock (in dollars per share)			$ 0